PROPERTY, PLANT AND EQUIPMENT (PP&E) (Tables)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment [text block]
	Thousands of U.S. dollars
	Balance at December 31, 2017	Additions	Acquisitions from business combination	Disposals	Transfers	Translation differences	HyperinflationAdjustments	Balance at December 31, 2018
Cost
Buildings	11,443	-	-	(1)	-	(514)	1,201	12,129
Plant and machinery	8,659	55	-	(59)	-	(468)	-	8,187
Furniture, tools and other tangible assets	329,058	15,154	-	(18,204)	952	(32,412)	-	294,548
PP&E under construction	19,008	12,542	-	(963)	(5,314)	(2,853)	-	22,420
Total cost	368,168	27,751	-	(19,227)	(4,362)	(36,247)	1,201	337,284
Accumulated depreciation
Buildings	(3,878)	(396)	-	-	-	316	(467)	(4,425)
Plant and machinery	(5,687)	(1,010)	-	-	-	365	-	(6,332)
Furniture, tools and other tangible assets	(206,408)	(35,160)	-	18,749	-	20,232	-	(202,587)
Total accumulated depreciation	(215,973)	(36,566)	-	18,749	-	20,913	(467)	(213,344)
Property, plant and equipment	152,195	(8,815)	-	(478)	(4,362)	(15,334)	734	123,940

	Thousands of U.S. dollars
	Balance at December 31, 2016	Additions	Acquisitions from business combination	Disposals	Transfers	Translation differences	Balance at December 31, 2017
Cost
Buildings	9,792	272	-	-	-	1,379	11,443
Plant and machinery	6,843	211	575	-	437	593	8,659
Furniture, tools and other tangible assets	317,228	27,800	2,053	(32,300)	3,117	11,160	329,058
PP&E under construction	9,264	21,893	-	(10,637)	(3,554)	2,042	19,008
Total cost	343,127	50,176	2,628	(42,937)	-	15,174	368,168
Accumulated depreciation
Buildings	(3,232)	(839)	-	653	-	(460)	(3,878)
Plant and machinery	(4,068)	(1,049)	-	13	-	(583)	(5,687)
Furniture, tools and other tangible assets	(170,557)	(47,338)	-	17,827	-	(6,340)	(206,408)
Total accumulated depreciation	(177,857)	(49,226)	-	18,493	-	(7,383)	(215,973)
Property, plant and equipment	165,270	950	2,628	(24,444)	-	7,791	152,195